EMPLOYER RETIREMENT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Employer match amount	$ 0	$ 0	$ 0
Minimum
Defined Contribution Plan Disclosure [Line Items]
Defer compensation, percentage	1.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Defer compensation, percentage	75.00%